Credit Risk - Disclosure of Stage 2 Decomposition Cure and Not Cure Explanatory (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of credit risk exposure [line items]
Exposures	£ 306,284	£ 313,347
Loss allowance	£ 1,005	£ 865
Coverage ratio	0.30%	0.30%
Stage 2
Disclosure of credit risk exposure [line items]
Exposures	£ 19,127	£ 17,964
Loss allowance	£ 516	£ 330
Coverage ratio	2.70%	1.80%
Stage 2 not in cure period | Stage 2
Disclosure of credit risk exposure [line items]
Exposures	£ 13,001	£ 13,302
Loss allowance	£ 439	£ 286
Coverage ratio	3.40%	2.20%
Stage 2 in cure period (for transfer to Stage 1) | Stage 2
Disclosure of credit risk exposure [line items]
Exposures	£ 6,126	£ 4,662
Loss allowance	£ 77	£ 44
Coverage ratio	1.30%	0.90%